Portfolio of Investments
Columbia Global Strategic Equity Fund, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 10.0%
Issuer	Shares	Value ($)
Communication Services 1.1%
Diversified Telecommunication Services 0.4%
Hellenic Telecommunications Organization SA	4,138	54,669
Nippon Telegraph & Telephone Corp.	82,300	1,874,271
Verizon Communications, Inc.	736	42,283
Total		1,971,223
Entertainment 0.3%
Electronic Arts, Inc.(a)	149	17,025
Nintendo Co., Ltd.	3,100	1,280,065
Square Enix Holdings Co., Ltd.	7,600	311,494
Take-Two Interactive Software, Inc.(a)	1,184	143,323
Total		1,751,907
Interactive Media & Services 0.1%
Alphabet, Inc., Class A(a)	322	433,637
Facebook, Inc., Class A(a)	1,688	345,551
Total		779,188
Media 0.2%
Cyfrowy Polsat SA	9,406	58,155
ValueCommerce Co., Ltd.	37,700	772,509
Total		830,664
Wireless Telecommunication Services 0.1%
Advanced Info Service PCL	8,800	53,600
SoftBank Group Corp.	13,600	582,932
Total		636,532
Total Communication Services		5,969,514
Consumer Discretionary 1.2%
Auto Components 0.1%
Shoei Co., Ltd.	22,800	433,728
Automobiles 0.4%
Fiat Chrysler Automobiles NV	4,250	36,864
Peugeot SA	5,871	83,225
Toyota Motor Corp.	36,000	2,225,767
Total		2,345,856
Distributors 0.0%
LKQ Corp.(a)	5,663	148,087
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.4%
PulteGroup, Inc.	387	10,940
Sekisui House Ltd.	9,400	161,254
Sony Corp.	28,600	1,840,528
Total		2,012,722
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc.(a)	30	74,220
eBay, Inc.	5,667	225,717
Expedia Group, Inc.	1,193	84,679
Total		384,616
Leisure Products 0.1%
Bandai Namco Holdings, Inc.	13,600	679,544
Multiline Retail 0.1%
Target Corp.	1,746	191,606
Specialty Retail 0.0%
Best Buy Co., Inc.	1,476	113,254
Hennes & Mauritz	3,020	41,282
Total		154,536
Textiles, Apparel & Luxury Goods 0.0%
Pandora A/S	1,702	60,521
Total Consumer Discretionary		6,411,216
Consumer Staples 0.7%
Food & Staples Retailing 0.0%
Koninklijke Ahold Delhaize NV	7,827	190,042
Lawson, Inc.	1,400	72,772
Total		262,814
Food Products 0.0%
JBS SA	21,800	95,211
Want Want China Holdings Ltd.	60,000	42,765
Total		137,976
Household Products 0.1%
Kimberly-Clark Corp.	474	65,640
Procter & Gamble Co. (The)	2,150	253,420
Total		319,060
Columbia Global Strategic Equity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.5%
Kao Corp.	30,700	2,367,472
Milbon Co., Ltd.	7,500	329,186
Total		2,696,658
Tobacco 0.1%
Altria Group, Inc.	1,335	52,399
British American Tobacco PLC	4,693	180,888
Philip Morris International, Inc.	1,620	120,852
Total		354,139
Total Consumer Staples		3,770,647
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Canadian Natural Resources Ltd.	2,800	46,890
Cenovus Energy, Inc.	3,400	12,335
ConocoPhillips Co.	3,800	159,980
HollyFrontier Corp.	3,382	111,741
Imperial Oil Ltd.	4,100	66,245
Lundin Energy AB	1,091	28,070
PT Adaro Energy Tbk	394,200	24,157
Yanzhou Coal Mining Co., Ltd., Class H	36,000	27,351
Total		476,769
Total Energy		476,769
Financials 0.9%
Banks 0.1%
Banco do Brasil SA	8,800	45,846
BNP Paribas SA	3,343	105,025
China Everbright Bank Co., Ltd., Class H	31,000	13,155
China Minsheng Banking Corp. Ltd., Class H	116,000	86,409
Citigroup, Inc.	3,327	161,559
Mediobanca Banca di Credito Finanziario SpA	1,736	10,092
Postal Savings Bank of China Co., Ltd.(b)	163,000	97,401
Turkiye Is Bankasi AS(a)	24,960	17,718
Total		537,205
Capital Markets 0.0%
Nomura Holdings, Inc.	39,100	162,250
Singapore Exchange	8,900	60,690
Total		222,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.0%
Ally Financial, Inc.	6,994	114,632
Capital One Financial Corp.	435	28,170
Synchrony Financial	2,077	41,104
Total		183,906
Diversified Financial Services 0.2%
Equitable Holdings, Inc.	3,684	67,491
ORIX Corp.	84,200	990,823
Total		1,058,314
Insurance 0.6%
Ageas	1,250	45,055
Allianz SE, Registered Shares	1,079	198,570
Assicurazioni Generali SpA	7,094	101,208
Dai-ichi Life Holdings, Inc.	109,100	1,367,266
PICC Property & Casualty Co., Ltd., Class H	54,000	51,675
Power Corp. of Canada	5,600	89,555
Prudential Financial, Inc.	453	28,254
Swiss Life Holding AG, Registered Shares	472	167,382
T&D Holdings, Inc.	1,500	12,966
Tokio Marine Holdings, Inc.	21,100	989,922
Total		3,051,853
Total Financials		5,054,218
Health Care 1.3%
Biotechnology 0.1%
Alexion Pharmaceuticals, Inc.(a)	350	37,615
BioMarin Pharmaceutical, Inc.(a)	350	32,207
Gilead Sciences, Inc.	728	61,152
PeptiDream, Inc.(a)	9,600	358,067
Vertex Pharmaceuticals, Inc.(a)	350	87,920
Total		576,961
Health Care Equipment & Supplies 0.3%
Asahi Intecc Co., Ltd.	11,700	309,947
Hoya Corp.	17,000	1,550,287
Medtronic PLC	154	15,035
Total		1,875,269

2	Columbia Global Strategic Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.1%
Cardinal Health, Inc.	1,149	56,852
DaVita, Inc.(a)	1,164	91,968
McKesson Corp.	528	74,580
Ship Healthcare Holdings, Inc.	5,700	257,793
Total		481,193
Health Care Technology 0.1%
M3, Inc.	18,000	649,692
Pharmaceuticals 0.7%
Astellas Pharma, Inc.	11,700	193,508
Chugai Pharmaceutical Co., Ltd.	2,000	238,403
Daiichi Sankyo Co., Ltd.	19,300	1,326,706
Jazz Pharmaceuticals PLC(a)	174	19,184
Johnson & Johnson	2,008	301,280
Merck & Co., Inc.	991	78,626
Novartis AG, Registered Shares	1,829	156,084
Roche Holding AG, Genusschein Shares	746	258,338
Takeda Pharmaceutical Co., Ltd.	26,000	937,598
Total		3,509,727
Total Health Care		7,092,842
Industrials 1.7%
Aerospace & Defense 0.0%
Lockheed Martin Corp.	374	145,508
Airlines 0.0%
Southwest Airlines Co.	3,355	104,844
Building Products 0.4%
Daikin Industries Ltd.	14,200	1,822,300
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	3,788	94,724
Eiffage SA	139	11,359
Kinden Corp.	52,800	849,610
Samsung Engineering Co., Ltd.(a)	12,731	120,156
Total		1,075,849
Electrical Equipment 0.0%
Acuity Brands, Inc.	554	47,971
Eaton Corp. PLC	806	67,301
Total		115,272
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.0%
CITIC Ltd.	97,000	100,744
Machinery 0.2%
Cummins, Inc.	1,185	193,747
GEA Group AG(a)	497	11,405
Sinotruk Hong Kong Ltd.	3,000	6,083
Takuma Co., Ltd.	86,600	936,288
Zoomlion Heavy Industry Science and Technology Co., Ltd.	131,200	106,218
Total		1,253,741
Professional Services 0.5%
IR Japan Holdings Ltd.	6,700	400,950
Nihon M&A Center, Inc.	27,400	893,854
Recruit Holdings Co., Ltd.	37,700	1,099,754
Total		2,394,558
Road & Rail 0.0%
Aurizon Holdings Ltd.	32,333	98,223
Trading Companies & Distributors 0.4%
ITOCHU Corp.	104,900	2,056,577
Transportation Infrastructure 0.0%
Grupo Aeroportuario del Pacifico SAB de CV	4,562	28,321
Total Industrials		9,195,937
Information Technology 2.2%
Communications Equipment 0.0%
Cisco Systems, Inc.	5,307	224,911
F5 Networks, Inc.(a)	84	11,698
Total		236,609
Electronic Equipment, Instruments & Components 0.7%
Amano Corp.	5,900	121,135
Keyence Corp.	7,200	2,570,487
Murata Manufacturing Co., Ltd.	22,000	1,239,634
Total		3,931,256
IT Services 0.3%
Comture Corp.	15,900	320,133
MasterCard, Inc., Class A	705	193,854
Obic Co., Ltd.	4,700	705,289
VeriSign, Inc.(a)	1,005	210,537
Total		1,429,813

Columbia Global Strategic Equity Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.5%
Intel Corp.	562	33,709
Lasertec Corp.	9,500	628,297
Powertech Technology, Inc.	6,000	20,065
QUALCOMM, Inc.	2,342	184,245
Rohm Co., Ltd.	7,300	461,534
Shinko Electric Industries Co., Ltd.	27,300	340,763
Tokyo Electron Ltd.	3,900	830,626
United Microelectronics Corp.	99,000	51,219
Total		2,550,458
Software 0.4%
Autodesk, Inc.(a)	776	145,213
Fortinet, Inc.(a)	1,792	193,070
Freee KK(a)	10,000	353,444
JustSystems Corp.	14,300	874,475
Microsoft Corp.	2,460	440,857
NortonLifeLock, Inc.	704	14,974
Total		2,022,033
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc.	547	160,709
Chicony Electronics Co., Ltd.	37,000	104,223
Elecom Co., Ltd.	31,100	1,226,466
HP, Inc.	9,300	144,243
Lite-On Technology Corp.	58,000	90,129
Samsung Electronics Co., Ltd.	898	36,923
Wistron Corp.	115,000	107,840
Total		1,870,533
Total Information Technology		12,040,702
Materials 0.6%
Chemicals 0.5%
Celanese Corp., Class A	483	40,123
JCU Corp.	18,100	423,411
LyondellBasell Industries NV, Class A	547	31,699
Shin-Etsu Chemical Co., Ltd.	18,500	2,040,588
Total		2,535,821
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	15,000	118,281
China National Building Material Co., Ltd., Class H	24,000	29,979
Total		148,260
Metals & Mining 0.1%
BHP Group Ltd.	4,339	88,578
Fortescue Metals Group Ltd.	20,525	156,857
Rio Tinto PLC	3,001	139,303
Total		384,738
Total Materials		3,068,819
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
American Tower Corp.	836	198,968
Real Estate Management & Development 0.0%
China Aoyuan Group Ltd.	13,000	15,274
Emaar Properties PJSC	65,244	47,848
Logan Property Holdings Co., Ltd.	46,000	72,514
Total		135,636
Total Real Estate		334,604
Utilities 0.1%
Electric Utilities 0.1%
Manila Electric Co.	12,160	60,715
NRG Energy, Inc.	5,050	169,326
Total		230,041
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	11,242	148,957
Vistra Energy Corp	2,082	40,682
Total		189,639
Multi-Utilities 0.0%
Atco Ltd., Class I	2,300	64,591
Total Utilities		484,271
Total Common Stocks (Cost $50,908,234)		53,899,539

4	Columbia Global Strategic Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, April 30, 2020 (Unaudited)
Equity Funds 86.0%
	Shares	Value ($)
Dividend Income 8.5%
Columbia Dividend Income Fund, Institutional 3 Class(c)	1,362,648	29,746,612
Columbia Global Dividend Opportunity Fund, Institutional 3 Class(c)	1,016,818	16,319,926
Total		46,066,538
International 47.3%
Columbia Contrarian Asia Pacific Fund, Institutional 3 Class(c)	1,023,458	11,636,721
Columbia Contrarian Europe Fund, Institutional 3 Class(c)	7,033,236	40,300,440
Columbia Emerging Markets Fund, Institutional 3 Class(c)	3,665,204	43,652,580
Columbia Global Energy and Natural Resources Fund, Institutional 3 Class(c)	1,150,344	14,275,764
Columbia Global Infrastructure Fund, Institutional 3 Class(c)	1,763,332	20,066,722
Columbia Global Technology Growth Fund, Institutional 3 Class(a),(c)	767,376	32,206,761
Columbia Overseas Value Fund, Institutional 3 Class(c)	6,373,577	47,291,940
Columbia Select Global Equity Fund, Institutional 3 Class(a),(c)	3,170,090	46,410,119
Total		255,841,047
U.S. Large Cap 26.2%
Columbia Disciplined Value Fund, Institutional 3 Class(c)	7,112,536	55,193,280
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(c)	466,120	21,329,655
Columbia Select Large Cap Equity Fund, Institutional 3 Class(c)	4,032,607	55,891,934
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(c)	689,445	9,404,020
Total		141,818,889
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 4.0%
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(c)	1,049,838	21,710,661
Total Equity Funds (Cost $450,393,642)		465,437,135

Fixed Income Funds 3.7%

Convertible 3.7%
Columbia Convertible Securities Fund, Institutional 3 Class(c)	920,524	19,883,317
Total Fixed Income Funds (Cost $15,044,148)		19,883,317

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Cia Energetica de Minas Gerais	2,300	4,005
Total Utilities		4,005
Total Preferred Stocks (Cost $7,858)		4,005

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.519%(c),(d)	1,435,973	1,436,260
Total Money Market Funds (Cost $1,435,718)		1,436,260
Total Investments in Securities (Cost: $517,789,600)		540,660,256
Other Assets & Liabilities, Net		246,360
Net Assets		540,906,616

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
180,000 AUD	103,946 USD	Morgan Stanley	05/14/2020	—	(13,356)
219,000 BRL	42,762 USD	Morgan Stanley	05/14/2020	2,525	—
144,000 CHF	149,340 USD	Morgan Stanley	05/14/2020	114	—
132,000 PLN	31,964 USD	Morgan Stanley	05/14/2020	150	—
4,535,000 TWD	150,771 USD	Morgan Stanley	05/14/2020	—	(1,999)
32,085 USD	219,000 DKK	Morgan Stanley	05/14/2020	83	—
64,593 USD	59,000 EUR	Morgan Stanley	05/14/2020	75	—
126,723 USD	109,000 GBP	Morgan Stanley	05/14/2020	10,568	—
95,741 USD	7,285,000 INR	Morgan Stanley	05/14/2020	1,005	—
Columbia Global Strategic Equity Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, April 30, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
31,472 USD	2,570,000 RUB	Morgan Stanley	05/14/2020	3,059	—
31,683 USD	324,000 SEK	Morgan Stanley	05/14/2020	1,531	—
42,415 USD	731,000 ZAR	Morgan Stanley	05/14/2020	—	(3,021)
Total				19,110	(18,376)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $97,401, which represents 0.02% of total net assets.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Contrarian Asia Pacific Fund, Institutional 3 Class
	1,062,778	926	(40,246)	1,023,458	—	(132,448)	(809,838)	—	11,636,721
Columbia Contrarian Europe Fund, Institutional 3 Class
	7,054,053	24,679	(45,496)	7,033,236	—	(27,708)	(8,540,636)	—	40,300,440
Columbia Convertible Securities Fund, Institutional 3 Class
	1,000,344	7,249	(87,069)	920,524	—	472,290	(2,143,052)	130,546	19,883,317
Columbia Disciplined Value Fund, Institutional 3 Class
	6,898,540	285,227	(71,231)	7,112,536	—	(100,969)	(9,197,140)	—	55,193,280
Columbia Dividend Income Fund, Institutional 3 Class
	1,406,021	11,405	(54,778)	1,362,648	—	141,405	(4,180,439)	175,600	29,746,612
Columbia Emerging Markets Fund, Institutional 3 Class
	3,666,915	95,198	(96,909)	3,665,204	—	284,528	(7,541,015)	—	43,652,580
Columbia Global Dividend Opportunity Fund, Institutional 3 Class
	1,006,087	27,314	(16,583)	1,016,818	—	(39,706)	(2,692,538)	150,466	16,319,926
Columbia Global Energy and Natural Resources Fund, Institutional 3 Class
	916,492	248,648	(14,796)	1,150,344	—	(160,188)	(2,631,246)	—	14,275,764
Columbia Global Infrastructure Fund, Institutional 3 Class
	1,805,363	25,111	(67,142)	1,763,332	—	(524,792)	(3,465,456)	—	20,066,722
Columbia Global Technology Growth Fund, Institutional 3 Class
	846,675	—	(79,299)	767,376	—	1,543,765	(2,990,506)	—	32,206,761
Columbia Large Cap Growth Fund, Institutional 3 Class
	512,946	—	(46,826)	466,120	—	220,203	(1,055,563)	—	21,329,655
Columbia Overseas Value Fund, Institutional 3 Class
	5,834,584	551,178	(12,185)	6,373,577	—	(14,101)	(11,068,857)	—	47,291,940
Columbia Select Global Equity Fund, Institutional 3 Class
	3,471,827	—	(301,737)	3,170,090	—	1,072,347	(3,645,316)	—	46,410,119
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	4,283,078	—	(250,471)	4,032,607	—	504,378	(5,642,117)	—	55,891,934
6	Columbia Global Strategic Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	745,762	—	(56,317)	689,445	—	(23,932)	(333,744)	—	9,404,020
Columbia Short-Term Cash Fund, 0.519%
	1,579,887	3,358,079	(3,501,993)	1,435,973	—	(461)	492	5,783	1,436,260
Columbia Small Cap Growth Fund I, Institutional 3 Class
	1,101,581	7,865	(59,608)	1,049,838	—	365,908	(1,240,405)	—	21,710,661
Columbia Sustainable Global Equity Income ETF
	473,280	—	(473,280)	—	—	(1,846,161)	(415,823)	—	—
Total					—	1,734,358	(67,593,199)	462,395	486,756,712

(d)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Merger
In February 2020, the Board of Trustees approved an Agreement and Plan of Reorganization to reorganize Columbia Global Strategic Equity Fund with and into Columbia Capital Allocation Aggressive Portfolio. Pursuant to applicable law (including the 1940 Act) the reorganization may be implemented without shareholder approval. The reorganization is expected to occur in the third quarter of 2020 and are expected to be a tax-free reorganization for U.S. federal income tax purposes.
Columbia Global Strategic Equity Fund | Quarterly Report 2020	7